Debt - Summary of Secured Debt (Detail) - USD ($)		Jun. 30, 2026		Dec. 31, 2025		Dec. 31, 2024		Nov. 15, 2024	Apr. 13, 2023
Line Of Credit Facility [Line Items]
Total Debt		$ 291,714,583		$ 292,908,254		$ 274,056,356
Huntington Credit Facility
Line Of Credit Facility [Line Items]
Total Debt		$ 86,103,075	[1]	$ 86,937,660	[1],[2]	107,574,000	[2]
Interest Rate		6.26%	[1]	6.30%	[2]
Maturity Date		Nov. 30, 2027	[1]	Nov. 30, 2027	[2]			Nov. 30, 2027	Nov. 30, 2025
National Bank of Canada | Burlington Loan
Line Of Credit Facility [Line Items]
Total Debt	[3]			$ 0		10,445,935
National Bank of Canada | Cambridge Loan
Line Of Credit Facility [Line Items]
Total Debt	[4]			0		9,663,950
National Bank of Canada | North York Loan
Line Of Credit Facility [Line Items]
Total Debt	[5]			0		16,754,775
National Bank of Canada | Ontario Loan
Line Of Credit Facility [Line Items]
Total Debt	[6]			0		86,428,202
National Bank of Canada | Four Property Loan
Line Of Credit Facility [Line Items]
Total Debt		$ 43,865,507	[7]	$ 45,960,783	[7],[8]	0	[8]
Interest Rate		4.86%	[7]	4.85%	[8]
Maturity Date		Jan. 08, 2028	[7]	Jan. 08, 2028	[8]
Bank of Montreal Loan
Line Of Credit Facility [Line Items]
Total Debt	[9]			$ 0		15,044,513
First National Loan
Line Of Credit Facility [Line Items]
Total Debt	[10]			0		6,125,639
Skymar Loan | Vancouver
Line Of Credit Facility [Line Items]
Total Debt		$ 13,000,000		$ 13,000,000		0
Interest Rate		7.55%		7.55%
Maturity Date		Apr. 01, 2030		Apr. 01, 2030
Skymar Loan | Bradenton
Line Of Credit Facility [Line Items]
Total Debt		$ 9,120,000		$ 9,120,000		0
Interest Rate		7.50%		7.50%
Maturity Date		Apr. 01, 2030		Apr. 01, 2030
QuadReal [Member] | Seven Property Loan
Line Of Credit Facility [Line Items]
Total Debt		$ 103,385,100	[11]	$ 107,221,800	[11],[12]	0	[12]
Interest Rate		5.59%	[11]	5.59%	[12]
Maturity Date		Apr. 01, 2030	[11]	Apr. 01, 2030	[12]
Meridian Loan
Line Of Credit Facility [Line Items]
Total Debt		$ 9,368,083	[13]	$ 7,617,239	[13],[14]	0	[14]
Interest Rate		5.95%	[13]	5.95%	[14]
Maturity Date		Jan. 31, 2028	[13]	Jan. 31, 2028	[14]
SmartStop Bridge Loan
Line Of Credit Facility [Line Items]
Total Debt		$ 28,500,000		$ 25,000,000		23,000,000
Interest Rate		7.18%		7.87%
Maturity Date		Jun. 30, 2027		Jun. 30, 2027
Secured Debt
Line Of Credit Facility [Line Items]
Total Debt		$ 125,505,100		$ 129,341,800		0
Debt issuance costs, net		$ (1,627,182)		$ (1,949,228)		$ (980,658)

[1]	As of June 30, 2026, this variable rate loan encumbers 11 properties (Phoenix I, Las Vegas, Phoenix II, Surprise, Apopka, Portland, Newark, Levittown, Chandler, St. Johns and Oxford). We entered into an interest rate swap agreement that fixes SOFR at 1.54% until the maturity of the loan.
[2]	As of December 31, 2025, this variable rate loan encumbers 11 properties (Phoenix I, Las Vegas, Phoenix II, Surprise, Apopka, Portland, Newark, Levittown, Chandler, St. Johns and Oxford). We entered into interest rate swap agreement that fixes SOFR at 2.29% until the maturity of the loan.
[3]	On January 8, 2025, the National Bank of Canada – Burlington Loan was repaid and terminated in accordance with the loan agreement without fees or penalties. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2024.
[4]	On January 8, 2025, the National Bank of Canada – Cambridge Loan was repaid and terminated in accordance with the loan agreement without fees or penalties. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2024.
[5]	On January 8, 2025, the National Bank of Canada – North York Loan was repaid and terminated in accordance with the loan agreement without fees or penalties. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2024.
[6]	On March 7, 2025, the National Bank of Canada – Ontario Loan was repaid and terminated in accordance with the loan agreement without fees or penalties. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2024.
[7]	This variable rate loan encumbers four properties (Burlington, Cambridge, North York and Edmonton) and the amount shown above is in USD based on the foreign exchange rate in effect as of June 30, 2026 and December 31, 2025, respectively. We entered into an interest rate swap agreement that fixes CORRA at 3.03% until the maturity of the loan.
[8]	This variable rate loan encumbers four properties (Burlington, Cambridge, North York and Edmonton) and the amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2025. We entered into an interest rate swap agreement that fixes CORRA at 3.03% until the maturity of the loan.
[9]	On March 7, 2025, the Bank of Montreal Loan was repaid and terminated in accordance with the loan agreement without fees or penalties. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2024.
[10]	On January 8, 2025, the First National Loan was repaid and terminated in accordance with the loan agreement without fees or penalties. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2024.
[11]	This fixed rate loan encumbers seven properties (Mississauga, Mississauga II, Burlington II, Hamilton, Vancouver, Woodbridge and Toronto) and the amount shown above is in USD based on the foreign exchange rate in effect as of June 30, 2026 and December 31, 2025, respectively.
[12]	This fixed rate loan encumbers seven properties (Mississauga, Mississauga II, Burlington II, Hamilton, Vancouver, Woodbridge and Toronto) and the amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2025.
[13]	This variable rate loan encumbers our Etobicoke, ONT development property and the amount shown above is in USD based on the foreign exchange rate in effect as of June 30, 2026 and December 31, 2025, respectively.
[14]	This variable rate loan encumbers our Etobicoke, ONT development property and the amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2025.